Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2019
Intangible assets and goodwill [abstract]
Goodwill and Intangible Assets
6.	Goodwill and Intangible Assets

	March 31, 2019	December 31, 2018
Identifiable intangibles	$527,817	$529,067
Goodwill	699,844	699,844
Other intangibles	2,170	10,212
	$1,229,831	$1,239,123